Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income (loss)	$ 9,006	$ 12,202	$ (2,817)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	5,077	5,282	5,929
Stock-based compensation	3,672	3,894	3,395
Asset impairment charges		2,184
Gain on sale of long-term investments	(1,619)
Impairment loss on long-term investments	422
Loss on disposal of property and equipment	1	15	203
Deferred income taxes	(92)	242	(15)
Other, net	8	14	47
Changes in operating assets and liabilities:
Accounts receivable, net	1,177	1,317	(3,978)
Inventories	5,757	(4,228)	6,931
Prepaid expenses and other current assets	281	912	(499)
Prepayment for testing service and deferred charges	(1,403)	(676)	(757)
Notes and accounts payable	(1,658)	(461)	4,640
Income tax payable	120	84	176
Accrued expenses and other current liabilities	(554)	337	(510)
Accrued pension liabilities	(51)	(65)	(64)
Long-term income tax payable	(244)	(40)	48
Net cash provided by operating activities	19,900	21,013	12,729
Acquisition of:
Short-term investments	(39,506)	(29,726)	(38,245)
Long-term investments		(3,817)
Property and equipment	(2,013)	(2,307)	(1,123)
(Increase) decrease in:
Restricted assets		1,476
Restricted cash	396	(307)	(80)
Other assets	(31)	(82)	(144)
Increase (decrease) in other liabilities			(23)
Proceeds from:
Sale of short-term investments	15,809	35,648	37,116
Sale of long-term investments	4,337
Disposal of property and equipment	58	16	20
Net cash provided by (used in) investing activities	(20,950)	901	(2,479)
FINANCING ACTIVITIES
Acquisition of treasury stock	(10,233)	(20,460)	(3,905)
Proceeds from:
Exercise of stock options	453	33	114
Issuance of ordinary shares under the Employee Stock Purchase Plan	541	500	575
Net cash used in financing activities	(9,239)	(19,927)	(3,216)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	574	1,459	(47)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(9,715)	3,446	6,987
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	42,277	38,831	31,844
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	32,562	42,277	38,831
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest
Cash paid for tax	1,250	1,296	1,366
NON-CASH INVESTING AND FINANCING ACTIVITIES
Restricted cash reclassified to short-term investments			1,000
Land in exchange for building			8,918
Increase in payable for acquisition of equipment	445
Increase in payable for stock repurchase	$ 332